COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Lease Commitments		$ 1,518,310
Less Than 1 Year [Member]
Lease Commitments	$ 1,234,070	369,849
1-3 years [Member]
Lease Commitments	888,574	1,059,423
3-5 years [Member]
Lease Commitments	$ 0	$ 89,038